Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	$ 532,400
Equity
Total equity	811,547	$ 389,429
NPS Holdings Limited [Member]
Non-current assets
Goodwill	378,845
Successor [Member]
Current assets
Cash and cash equivalents	67,560
Accounts receivable, net	76,758
Unbilled revenue	96,895
Inventories	65,765
Other current assets	47,142
Total current assets	354,120
Non-current assets
Property, plant and equipment, net	304,727
Intangible assets	140,894
Goodwill	532,441
Other assets	8,836
Total assets	1,341,018
Liabilities
Accounts payable	54,345
Accrued expenses	55,795
Current portion of loans and borrowings	16,368
Short-term borrowings	71,940
Other current liabilities	37,933
Total current liabilities	236,381
Loans and borrowings	266,964
Other liabilities	26,126
Total liabilities	529,471
Commitments
Equity
Successor preferred shares, no par value; unlimited shares authorized; none issued and outstanding Predecessor common stock, par value $1; 370,000,000 shares authorized; 342,250,000 shares issued and outstanding at December 31, 2017
Successor common stock, no par value; unlimited shares authorized; 85,562,769 shares issued and outstanding at September 30, 2018	801,546
Predecessor convertible redeemable shares
Additional paid in capital	331
Retained earnings	8,745
Accumulated other comprehensive (loss)
Total shareholders' equity	810,622
Non-controlling interests	925
Total equity	811,547
Total liabilities and equity	$ 1,341,018
Predecessor [Member]
Current assets
Inventories		32,313
Non-current assets
Property, plant and equipment, net		264,269
Liabilities
Short-term borrowings		8,773
Predecessor [Member] | NPS Holdings Limited [Member]
Current assets
Cash and cash equivalents		27,545
Accounts receivable, net		58,174
Unbilled revenue		24,167
Inventories		32,313
Other current assets		19,656
Total current assets		161,855
Non-current assets
Property, plant and equipment, net		264,269
Intangible assets		10
Goodwill		182,053
Other assets		11,385
Total assets		619,572
Liabilities
Accounts payable		25,132
Accrued expenses		23,324
Current portion of loans and borrowings
Short-term borrowings		8,773
Other current liabilities		5,228
Total current liabilities		62,457
Loans and borrowings		147,024
Other liabilities		20,662
Total liabilities		230,143
Commitments
Equity
Successor preferred shares, no par value; unlimited shares authorized; none issued and outstanding Predecessor common stock, par value $1; 370,000,000 shares authorized; 342,250,000 shares issued and outstanding at December 31, 2017		342,250
Successor common stock, no par value; unlimited shares authorized; 85,562,769 shares issued and outstanding at September 30, 2018
Predecessor convertible redeemable shares		27,750
Additional paid in capital		3,345
Retained earnings		18,480
Accumulated other comprehensive (loss)		(436)
Total shareholders' equity		391,389
Non-controlling interests		(1,960)
Total equity		389,429
Total liabilities and equity		$ 619,572